Credit Quality Indicators of Financing Receivables (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012		Mar. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	¥ 66,078,573	[1]	¥ 64,771,441	[1]
Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	53,976,719		54,756,380
Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	7,586,608		7,617,139
Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	7,270,414		7,308,324
Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	3,981,279		4,286,744
Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	5,295,142		5,313,766
Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	3,200,570		3,228,202
Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	3,501,266		3,908,065
Domestic | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	6,911,725		7,154,049
Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	4,318,959	[2]	3,758,540	[2]
Domestic | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	11,910,756		12,181,551
Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	12,101,854		10,015,061
Foreign | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	3,343,181		2,587,531
Foreign | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	521,988		453,066
Financing Receivables Not Impaired | Normal obligors | A-B
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	28,899,023		28,430,357
Financing Receivables Not Impaired | Normal obligors | A-B | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	22,588,382		23,414,762
Financing Receivables Not Impaired | Normal obligors | A-B | Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	3,915,950		4,136,439
Financing Receivables Not Impaired | Normal obligors | A-B | Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	2,212,752		2,374,750
Financing Receivables Not Impaired | Normal obligors | A-B | Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	1,903,329		1,908,978
Financing Receivables Not Impaired | Normal obligors | A-B | Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	1,709,599		1,747,661
Financing Receivables Not Impaired | Normal obligors | A-B | Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	2,115,552		1,857,583
Financing Receivables Not Impaired | Normal obligors | A-B | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	2,670,218		2,897,448
Financing Receivables Not Impaired | Normal obligors | A-B | Domestic | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	6,857,436		7,081,238
Financing Receivables Not Impaired | Normal obligors | A-B | Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	1,203,546		1,410,665
Financing Receivables Not Impaired | Normal obligors | A-B | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	6,310,641		5,015,595
Financing Receivables Not Impaired | Normal obligors | C-D
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	16,004,193		14,953,545
Financing Receivables Not Impaired | Normal obligors | C-D | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	12,827,363		12,198,623
Financing Receivables Not Impaired | Normal obligors | C-D | Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	2,545,195		2,230,245
Financing Receivables Not Impaired | Normal obligors | C-D | Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	3,550,102		3,367,262
Financing Receivables Not Impaired | Normal obligors | C-D | Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	1,500,985		1,737,894
Financing Receivables Not Impaired | Normal obligors | C-D | Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	2,677,141		2,575,281
Financing Receivables Not Impaired | Normal obligors | C-D | Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	852,938		1,104,179
Financing Receivables Not Impaired | Normal obligors | C-D | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	603,291		783,833
Financing Receivables Not Impaired | Normal obligors | C-D | Domestic | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	11,125
Financing Receivables Not Impaired | Normal obligors | C-D | Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	897,378		196,124
Financing Receivables Not Impaired | Normal obligors | C-D | Domestic | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	189,208		203,805
Financing Receivables Not Impaired | Normal obligors | C-D | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	3,176,830		2,754,922
Financing Receivables Not Impaired | Normal obligors | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	12,494,290	[3]	12,644,696	[3]
Financing Receivables Not Impaired | Normal obligors | Retail | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	12,490,881	[3]	12,642,979	[3]
Financing Receivables Not Impaired | Normal obligors | Retail | Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	121,101	[3]	108,053	[3]
Financing Receivables Not Impaired | Normal obligors | Retail | Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	687,440	[3]	714,994	[3]
Financing Receivables Not Impaired | Normal obligors | Retail | Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	225,458	[3]	216,879	[3]
Financing Receivables Not Impaired | Normal obligors | Retail | Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	261,228	[3]	236,556	[3]
Financing Receivables Not Impaired | Normal obligors | Retail | Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	92,915	[3]	87,813	[3]
Financing Receivables Not Impaired | Normal obligors | Retail | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	2,105	[3]	1,963	[3]
Financing Receivables Not Impaired | Normal obligors | Retail | Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	3,137	[3]	3,318	[3]
Financing Receivables Not Impaired | Normal obligors | Retail | Domestic | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	11,097,497	[3]	11,273,403	[3]
Financing Receivables Not Impaired | Normal obligors | Retail | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	3,409	[3]	1,717	[3]
Financing Receivables Not Impaired | Normal obligors | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	4,312,297	[4]	3,971,661	[4]
Financing Receivables Not Impaired | Normal obligors | Other | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	2,907,792	[4]	2,814,126	[4]
Financing Receivables Not Impaired | Normal obligors | Other | Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	326,741	[4]	270,870	[4]
Financing Receivables Not Impaired | Normal obligors | Other | Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	154,900	[4]	100,301	[4]
Financing Receivables Not Impaired | Normal obligors | Other | Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	2,611	[4]	10,935	[4]
Financing Receivables Not Impaired | Normal obligors | Other | Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	88,693	[4]	76,199	[4]
Financing Receivables Not Impaired | Normal obligors | Other | Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	265	[4]	305	[4]
Financing Receivables Not Impaired | Normal obligors | Other | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	387	[4]	765	[4]
Financing Receivables Not Impaired | Normal obligors | Other | Domestic | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	43,164	[4]	72,811	[4]
Financing Receivables Not Impaired | Normal obligors | Other | Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	2,107,898	[4]	2,042,711	[4]
Financing Receivables Not Impaired | Normal obligors | Other | Domestic | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	183,133	[4]	239,229	[4]
Financing Receivables Not Impaired | Normal obligors | Other | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	1,404,505	[4]	1,157,535	[4]
Financing Receivables Not Impaired | Watch obligors | Retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	280,298	[3],[5]	291,984	[3],[5]
Financing Receivables Not Impaired | Watch obligors | Retail | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	280,107	[3],[5]	291,902	[3],[5]
Financing Receivables Not Impaired | Watch obligors | Retail | Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	25,504	[3],[5]	30,536	[3],[5]
Financing Receivables Not Impaired | Watch obligors | Retail | Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	28,683	[3],[5]	38,993	[3],[5]
Financing Receivables Not Impaired | Watch obligors | Retail | Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	31,943	[3],[5]	35,884	[3],[5]
Financing Receivables Not Impaired | Watch obligors | Retail | Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	54,582	[3],[5]	59,703	[3],[5]
Financing Receivables Not Impaired | Watch obligors | Retail | Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	13,402	[3],[5]	14,996	[3],[5]
Financing Receivables Not Impaired | Watch obligors | Retail | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	201	[3],[5]	80	[3],[5]
Financing Receivables Not Impaired | Watch obligors | Retail | Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	515	[3],[5]	655	[3],[5]
Financing Receivables Not Impaired | Watch obligors | Retail | Domestic | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	125,277	[3],[5]	111,055	[3],[5]
Financing Receivables Not Impaired | Watch obligors | Retail | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	191	[3],[5]	82	[3],[5]
Financing Receivables Not Impaired | Watch obligors | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	196,494	[4],[5]	183,655	[4],[5]
Financing Receivables Not Impaired | Watch obligors | Other | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	105,271	[4],[5]	115,791	[4],[5]
Financing Receivables Not Impaired | Watch obligors | Other | Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	9,088	[4],[5]	20,200	[4],[5]
Financing Receivables Not Impaired | Watch obligors | Other | Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	679	[4],[5]	6	[4],[5]
Financing Receivables Not Impaired | Watch obligors | Other | Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	97	[4],[5]	137	[4],[5]
Financing Receivables Not Impaired | Watch obligors | Other | Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	54	[4],[5]	39	[4],[5]
Financing Receivables Not Impaired | Watch obligors | Other | Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	90,990	[4],[5]	90,507	[4],[5]
Financing Receivables Not Impaired | Watch obligors | Other | Domestic | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	4,363	[4],[5]	4,902	[4],[5]
Financing Receivables Not Impaired | Watch obligors | Other | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	91,223	[4],[5]	67,864	[4],[5]
Financing Receivables Not Impaired | Watch obligors | E1 to E2 Rating
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	2,582,161	[5]	2,972,974	[5]
Financing Receivables Not Impaired | Watch obligors | E1 to E2 Rating | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	1,621,991	[5]	2,071,301	[5]
Financing Receivables Not Impaired | Watch obligors | E1 to E2 Rating | Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	346,323	[5]	511,115	[5]
Financing Receivables Not Impaired | Watch obligors | E1 to E2 Rating | Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	430,372	[5]	447,221	[5]
Financing Receivables Not Impaired | Watch obligors | E1 to E2 Rating | Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	198,066	[5]	268,270	[5]
Financing Receivables Not Impaired | Watch obligors | E1 to E2 Rating | Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	303,264	[5]	441,637	[5]
Financing Receivables Not Impaired | Watch obligors | E1 to E2 Rating | Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	71,995	[5]	109,605	[5]
Financing Receivables Not Impaired | Watch obligors | E1 to E2 Rating | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	213,431	[5]	220,569	[5]
Financing Receivables Not Impaired | Watch obligors | E1 to E2 Rating | Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	11,462	[5]	13,513	[5]
Financing Receivables Not Impaired | Watch obligors | E1 to E2 Rating | Domestic | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	47,078	[5]	59,371	[5]
Financing Receivables Not Impaired | Watch obligors | E1 to E2 Rating | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	960,170	[5]	901,673	[5]
Financing Receivables Impaired | Impaired loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	1,309,817		1,322,569
Financing Receivables Impaired | Impaired loans | Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	1,154,932		1,206,896
Financing Receivables Impaired | Impaired loans | Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	296,706		309,681
Financing Receivables Impaired | Impaired loans | Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	205,486		264,797
Financing Receivables Impaired | Impaired loans | Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	118,887		107,904
Financing Receivables Impaired | Impaired loans | Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	200,538		176,592
Financing Receivables Impaired | Impaired loans | Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	53,449		53,682
Financing Receivables Impaired | Impaired loans | Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	11,633		3,407
Financing Receivables Impaired | Impaired loans | Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	4,033		1,047
Financing Receivables Impaired | Impaired loans | Domestic | Individuals
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	264,200		289,786
Financing Receivables Impaired | Impaired loans | Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	¥ 154,885		¥ 115,673

[1]	Amounts represent loan balances before deducting unearned income and deferred loan fees.
[2]	Other industries of domestic and other of foreign include trade receivables and lease receivables of consolidated VIEs.
[3]	Amounts represent small balance, homogeneous loans which are subject to pool allocations.
[4]	Non-impaired loans held by subsidiaries other than MHBK, MHCB and MHTB constitute Other, since their portfolio segments are not identical to those used by MHBK, MHCB and MHTB.
[5]	Special attention obligors are watch obligors with debt in TDR or 90 days or more delinquent debt. Loans to such obligors are considered impaired.